UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23837

DriveWealth ETF Trust

(Exact name of registrant as specified in charter)

28 Liberty Street

New York, NY 10005

(Address of principal executive offices) (zip code)

Christopher Quinn

28 Liberty Street

New York, NY 10005

(Name and address of agent for service)

Copies to:

Richard F. Kerr, Esq.

K&L Gates LLP

One Lincoln Street

Boston, Massachusetts 02111-2950

Registrant’s telephone number, including area code: (800) 461-2680

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

DriveWealth NYSE 100 Index ETF

Annual Report

March 31, 2024

i

DriveWealth NYSE 100 Index ETF
Fund Performance
March 31, 2024 (Unaudited)

NAV and closing market price annualized returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

	AVERAGE ANNUAL TOTAL RETURNS
	Inception to Date(a)
	Net Asset Value	Market Price
DriveWealth NYSE 100 Index ETF	7.55%	7.56%
NYSE DriveWealth 100 Index	8.26%	N/A

____________

(a)      Fund commenced operations on April 25, 2023.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in DriveWealth NYSE 100 Index ETF, on April 25, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the NYSE DriveWealth 100 Index performed over the same period.

DriveWealth NYSE 100 Index ETF
Management’s Discussion of Fund Performance
March 31, 2024 (Unaudited)

Dear Shareholder,

Enclosed is the report for the DriveWealth ETF Trust (the “Trust”) for the year or period ending March 31, 2024, together with Management’s Discussion and Analysis for the DriveWealth NYSE 100 Index ETF (the “Fund”).

Through our Advisor, DriveAdvisory, LLC, the Trust’s mission is to offer investors a series of Exchange Traded Funds (ETFs) that tracks indices created and managed by the New York Stock Exchange and ICE Data Indices. NYSE uses proprietary methodologies that rank ETFs according to size, liquidity and risk-adjusted return. The new indices are called the NYSE DriveWealth Indices.

The NYSE DriveWealth 100 Index (the “Index”) tracks the performance of all U.S.-listed ETFs across all issuers, sectors, asset classes and industry groups, and selects the 100 top ETFs based on their momentum-based methodology. Eligible ETFs will be ranked and assessed based on the criteria of fees, total return over the past quarter, and volatility over the previous quarter, and the Index will have an equal weighting of all 100 constituents at the beginning of every quarter and undergoes a full reconstitution of constituent holdings quarterly.

We launched the DriveWealth NYSE 100 Index ETF (NYSE Arca Ticker: CETF) on April 25, 2023, which seeks to provide investment results that, before fees and expenses, track the performance of the NYSE DriveWealth 100 Index.

CETF rebalances quarterly on the 3rd Friday of the calendar quarter.

•        CETF rebalanced during the quarter on 6/16/23 with 68 adds and deletes.

•        CETF rebalanced during the quarter on 9/15/23 with 55 adds and deletes.

•        CETF rebalanced during the quarter on 12/15/23 with 56 adds and deletes.

•        CETF rebalanced during the quarter on 3/15/24 with 77 adds and deletes.

•        For the period of 4/24/23 – 6/30/23, CETF had a NAV total return of 1.64% while the Index returned -0.73%.

•        For the period of 6/30/23 – 9/30/23, CETF had a NAV total return of -0.90% while the Index returned 1.77%.

•        For the period of 9/30/23 – 12/31/23, CETF had a NAV total return of 2.74% while the Index returned 2.92%.

•        For the period of 12/31/23 – 3/31/24, CETF had a NAV total return of 3.92% while the Index returned 4.11%.

Sector Weightings (% of Fund’s net assets)
Domestic Equity	70.5%
Domestic Fixed Income	21.6%
International Equity	7.0%
Money Market Fund	0.9%

DriveWealth NYSE 100 Index ETF
Schedule of Investments
March 31, 2024

Description	Shares	Value
INVESTMENT COMPANIES — 100.0%
Domestic Equity — 70.5%
ALPS O’Shares U.S. Quality Dividend ETF	157	$7,757
American Century U.S. Quality Growth ETF	91	7,730
BlackRock U.S. Carbon Transition Readiness ETF	135	7,750
Capital Group Core Balanced ETF	267	7,772
Capital Group Core Equity ETF	249	7,759
Capital Group Dividend Value ETF	241	7,833
Capital Group Global Growth Equity ETF	267	7,690
Capital Group Growth ETF	243	7,774
Dimensional U.S. Equity ETF	136	7,749
Dimensional U.S. High Profitability ETF	246	7,776
Fidelity Blue Chip Growth ETF	201	7,732
Fidelity Enhanced Large Cap Growth ETF	263	7,772
Fidelity MSCI Health Care Index ETF	111	7,744
Financial Select Sector SPDR Fund	186	7,834
FT Vest U.S. Equity Buffer ETF – August	180	7,718
FT Vest U.S. Equity Buffer ETF – July	174	7,734
FT Vest U.S. Equity Buffer ETF – May	178	7,693
FT Vest U.S. Equity Moderate Buffer ETF – November	234	7,714
Global X S&P 500 Covered Call ETF	189	7,709
Global X U.S. Infrastructure Development ETF	200	7,962
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	75	7,784
Health Care Select Sector SPDR Fund	52	7,682
Innovator U.S. Equity Power Buffer ETF – August	219	7,748
Innovator U.S. Equity Power Buffer ETF – December	211	7,722
Innovator U.S. Equity Power Buffer ETF – May	237	7,695
Description	Shares	Value
Domestic Equity — 70.5% (Continued)
Invesco Dorsey Wright Momentum ETF	79	$7,804
Invesco S&P 500 Momentum ETF	96	7,701
Invesco S&P 500 Quality ETF	128	7,734
Invesco S&P 500 Revenue ETF	83	7,780
Invesco S&P 500 Top 50 ETF	183	7,710
Invesco S&P MidCap Momentum ETF	68	7,811
Invesco S&P MidCap Quality ETF	71	7,814
iShares Core S&P 500 ETF	15	7,886
iShares Expanded Tech Sector ETF	89	7,670
iShares MSCI USA Momentum Factor ETF	41	7,681
iShares MSCI USA Quality Factor ETF	47	7,724
iShares Russell 1000 ETF	27	7,777
iShares Russell Top 200 ETF	61	7,754
iShares S&P 100 ETF	31	7,670
iShares Semiconductor ETF	34	7,681
iShares U.S. Equity Factor ETF	144	7,749
iShares U.S. Healthcare ETF	125	7,738
iShares U.S. Insurance ETF	67	7,865
JPMorgan Active Growth ETF	110	7,723
JPMorgan BetaBuilders U.S. Equity ETF	82	7,743
JPMorgan Equity Premium Income ETF	133	7,695
JPMorgan Nasdaq Equity Premium Income ETF	143	7,756
JPMorgan U.S. Quality Factor ETF	146	7,719
Pacer Trendpilot U.S. Large Cap ETF	163	7,778
Principal U.S. Mega-Cap ETF	149	7,653
Schwab 1000 Index ETF	154	7,803
Schwab U.S. Broad Market ETF	127	7,753
Schwab U.S. Large-Cap ETF	125	7,758
SPDR Portfolio S&P 1500 Composite Stock Market ETF	121	7,762
SPDR Portfolio S&P 500 ETF	126	7,753
SPDR Portfolio S&P 500 Growth ETF	106	7,754

The accompanying notes are an integral part of the financial statements.

DriveWealth NYSE 100 Index ETF
Schedule of Investments — (Continued)
March 31, 2024

Description	Shares	Value
Domestic Equity — 70.5% (Continued)
SPDR S&P 500 ETF Trust	15	$7,846
SPDR S&P 500 Fossil Fuel Reserves Free ETF	181	7,747
T Rowe Price Blue Chip Growth ETF	219	7,731
VanEck Pharmaceutical ETF	84	7,619
VanEck Semiconductor ETF	34	7,650
Vanguard ESG U.S. Stock ETF	83	7,735
Vanguard Health Care ETF	28	7,575
Vanguard Large-Cap ETF	32	7,672
Vanguard Mega Cap ETF	42	7,849
Vanguard Mega Cap Value ETF	65	7,768
Vanguard Russell 1000	32	7,626
Vanguard Russell 3000	33	7,688
Vanguard S&P 500 ETF	16	7,691
Vanguard Total Stock Market ETF	30	7,797
WisdomTree U.S. Quality Dividend Growth Fund	102	7,771
		549,797
Domestic Fixed Income — 21.6%
Alpha Architect 1-3 Month Box ETF	72	7,665
BlackRock Ultra Short-Term Bond ETF	151	7,635
First Trust Enhanced Short Maturity ETF	128	7,631
First Trust Institutional Preferred Securities & Income ETF	421	7,671
First Trust Preferred Securities & Income ETF	443	7,673
First Trust Senior Loan ETF	165	7,625
FlexShares Ultra-Short Income Fund	102	7,695
Goldman Sachs Access Ultra-Short Bond ETF	152	7,654
Invesco BulletShares 2024 Corporate Bond ETF	365	7,654
Invesco Senior Loan ETF	361	7,635
Invesco Variable Rate Preferred ETF	323	7,678
iShares Floating Rate Bond ETF	150	7,659
iShares iBonds Dec 2024 Term Corporate ETF	307	7,690
iShares iBonds Dec 2024 Term Treasury ETF	321	7,685
Description	Shares	Value
Domestic Fixed Income — 21.6% (Continued)
Janus Henderson AAA CLO ETF	151	$7,662
JPMorgan Ultra-Short Income ETF	152	7,668
NEOS Enhanced Income 1-3 Month T-Bill ETF	154	7,669
PGIM Ultra-Short Bond ETF	155	7,703
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	76	7,641
Principal Spectrum Preferred Securities Active ETF	427	7,750
ProShares Bitcoin Strategy ETF	228	7,364
VanEck IG Floating Rate ETF	301	7,679
		168,386
International Equity — 7.0%
iShares Currency Hedged MSCI EAFE ETF	225	7,848
iShares MSCI International Momentum Factor ETF	199	7,807
WisdomTree Europe Hedged Equity Fund	162	7,824
WisdomTree India Earnings Fund	180	7,841
WisdomTree International Hedged Quality Dividend Growth Fund	169	7,764
WisdomTree Japan Hedged Equity Fund	74	8,029
Xtrackers MSCI EAFE Hedged Equity ETF	191	7,818
		54,931
Money Market Fund — 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24%(a)	6,793	6,793
Total Investment Companies (Cost $759,898)		779,907
Total Investments — 100.0% (Cost $759,898)		$779,907

Percentages are based on Net Assets of $779,729.

____________

(a)      The rate disclosed is the 7 day net yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

DriveWealth NYSE 100 Index ETF
Statement of Assets and Liabilities
March 31, 2024

Assets
Investments, at Cost	$759,898
Investments, at Value	779,907
Dividends and Interest Receivable	148
Total Assets	780,055
Liabilities
Accrued Advisory Fee	326
Total Liabilities	326
Net assets	$779,729
Net Assets Consist of:
Paid in Capital	$712,126
Total Distributable Earnings	67,603
Net Assets	$779,729

Net Asset Value, Offering and Redemption Price Per Share	$26.89
Shares Outstanding (unlimited authorized – no par value)	29,000

The accompanying notes are an integral part of the financial statements.

DriveWealth NYSE 100 Index ETF
Statement of Operations
For the Period Ended March 31, 2024(a)

Investment Income
Dividend Income	$39,084
Interest Income	437
Total Investment Income	39,521
Expenses
Advisory Fee	5,354
Total Expenses	5,354
Net Investment Income (Loss)	34,167
Realized and Unrealized Gain (Loss):
Net Realized Gain on
Investments	19,214
In-Kind Redemptions	18,081
Net Realized Gain (Loss)	37,295
Net Change in Unrealized Appreciation on
Investments	20,009
Net Realized and Unrealized Gain (Loss)	57,304
Net Increase (Decrease) in Net Assets from Operations	$91,471

____________

(a)      The Fund commenced operations on April 25, 2023.

The accompanying notes are an integral part of the financial statements.

DriveWealth NYSE 100 Index ETF
Statement of Changes in Net Assets

Period Ended March 31, 2024(a)
Operations:
Net Investment Income (Loss)	$34,167
Net Realized Gain (Loss)	37,295
Net Change in Unrealized Appreciation (Depreciation)	20,009
Net Increase (Decrease) in Net Assets from Operations	91,471
Capital Share Transactions:
Subscriptions	1,971,110
Redemptions	(1,282,852)
Increase (Decrease) in Net Assets from Capital Transactions	688,258
Total Increase (Decrease) in Net Assets	779,729
Net Assets:
Beginning of period	—
End of period	$779,729
Share Transactions:
Subscriptions	79,000
Redemptions	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	29,000

____________

(a)      The Fund commenced operations on April 25, 2023.

The accompanying notes are an integral part of the financial statements.

DriveWealth NYSE 100 Index ETF
Financial Highlights

For the Period – April 25, 2023(a) to March 31, 2024
Net Asset Value, Beginning of Period	$25.00
Income (Loss) From Investment Operations:
Net Investment Income(b)	0.75
Net Realized and Unrealized Gain (Loss)(c)	1.14
Total From Investment Operations	1.89
Net Asset Value, End of Period	$26.89
Total Return on Net Asset Value(d),(e)	7.55%
Supplemental Data:
Net Assets, End of Period	$779,729
Ratio of Expenses to Average Net Assets(f)	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	3.20%
Portfolio Turnover(e),(g),(h)	242%

____________

(a)      The Fund commenced operations on April 25, 2023.

(b)      Calculated based on average shares outstanding during the period.

(c)      Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)      Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)      Not annualized.

(f)      Annualized.

(g)      Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

(h)      Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

DriveWealth NYSE 100 Index ETF
Notes to Financial Statements
March 31, 2024

Note 1 — Organization

DriveWealth ETF Trust (the “Trust”) was organized as a Delaware statutory trust on October 11, 2022 and is permitted to offer multiple, separate series. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and DriveWealth NYSE 100 Index ETF (the “Fund”) is a diversified series of the Trust. The Fund commenced operations on April 25, 2023. Effective November 3, 2023, the name of the fund was changed from DriveWealth ICE 100 Index ETF to DriveWealth NYSE 100 Index ETF.

The Fund’s investment objective is to seek investment results that, before fees and expenses, track the performance of the NYSE DriveWealth 100 Index (the “Index”). Effective November 3, 2023, the name of the Index was changed from ICE DriveWealth 100 Index to NYSE DriveWealth 100 Index.

Shares of the Fund are listed on NYSE Arca, Inc. (the “NYSE”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to at net asset value (“NAV”). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Fund issues and redeems shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.

The Fund issues and redeems Creation Units to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through its distributor, Foreside Fund Services, LLC (the “Distributor”). Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with the Fund’s investment objective, policies and disclosure.

Note 2 — Summary of Significant Accounting Policies

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

DriveWealth NYSE 100 Index ETF
Notes to Financial Statements
March 31, 2024

Note 2 — Summary of Significant Accounting Policies (cont.)

The securities in the portfolio of the Fund that are listed or traded on a stock exchange, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third-party pricing service, or market quotations.

Exchange-traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

The Fund’s Board of Trustees (the “Board”) has designated DriveAdvisory, LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 2024.

	Level 1	Level 2	Level 3	Total
Assets
Investment Companies
Domestic Equity	$549,797	$—	$—	$549,797
Domestic Fixed Income	168,386	—	—	168,386
International Equity	54,931	—	—	54,931
Money Market Fund	6,793	—	—	6,793
Total Investments	$779,907	$—	$—	$779,907

For the period ended March 31, 2024, there were no transfers into or out of Level 3 for the Fund.

Share Valuation

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent. The NAV per share for the Fund normally is calculated by the administrator and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Use of Estimates

The preparation of the financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions at the date of the financial statement. Actual results could differ from those estimates.

Security Transactions and Investment Income

Investment transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually by the Fund. All distributions are recorded on the ex-dividend date. There were no distributions to shareholders paid for the period ended March 31, 2024.

DriveWealth NYSE 100 Index ETF
Notes to Financial Statements
March 31, 2024

Note 2 — Summary of Significant Accounting Policies (cont.)

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

Federal Income Taxes

It is the intention of the Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund may enter into contracts that contain representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund.

Note 3 — Investment Advisory Agreement and Other Services

The Fund retains the Adviser as its investment adviser under an Investment Advisory Agreement (the “Advisory Agreement”). For such investment advisory services, the Fund has agreed to pay the Adviser a unitary advisory fee payable at the annual rate of 0.50% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser bears all of its own costs associated with providing services to the Fund.

In addition, the Adviser has contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), including distribution fees; (v) the compensation payable to the Adviser under the Advisory Agreement; (vi) litigation and tax reclaim expenses; and (vii) any expenses determined to be extraordinary expenses by the Board of Trustees (the “Board”). With the Fund’s consent, the Adviser may subcontract to third parties some of its responsibilities to the Fund under the Investment Advisory Agreement and may compensate each such third party that provides such services.

Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser, Penserra Capital Management LLC (“Penserra” or the “Sub-adviser”) is responsible for the day-to-day management of the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Sub-adviser a fee for its services. For the period ended March 31, 2024, the Fund paid Penserra Securities LLC, an affiliate of the Sub-adviser, $0 for brokerage commissions.

The Fund has adopted a Distribution Plan (the “Distribution Plan”) that allows the Fund to pay the Distributor and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any distribution fees pursuant to the Distribution Plan. Distribution fees may only be imposed after approval by the Board.

State Street Bank & Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund. State Street maintains all necessary shareholder records.

DriveWealth NYSE 100 Index ETF
Notes to Financial Statements
March 31, 2024

Note 4 — Investment Transactions

For the period ended March 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were $2,900,679 and $2,784,871, respectively.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended March 31, 2024, there were in-kind transactions associated with creations and redemptions of $1,863,839 and $1,263,837, respectively.

Note 5 — Tax Information

At March 31, 2024, the cost of investments for Federal income tax purposes was as follows:

Tax cost of investments	$759,882
Gross tax unrealized appreciation	$20,134
Gross tax unrealized depreciation	(109)
Net tax unrealized appreciation (depreciation)	$20,025

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and non-taxable dividends.

As of March 31, 2024, the components of each Fund’s distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
$47,578	$—	$20,025	$67,603

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended March 31, 2024, permanent differences attributable to “book/tax” reclassifications from in-kind redemptions, non-taxable dividends, grantor trusts, partnerships and equalization distributions were reclassified to the following accounts:

Total Distributable Earnings/(Loss)	Paid in Capital
$(23,868)	$23,868

Note 6 — Risk Factors

Market Risk    The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. Changes in the financial condition of a single issuer can impact a market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as natural disasters or pandemics, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.

The Fund’s Prospectus and Statement of Additional Information include additional information about the Fund’s principal risks and other risk factors.

Note 7 — Subsequent Events

Management has evaluated all subsequent events through the date on which these statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Fund and Board of Trustees
DriveWealth ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DriveWealth NYSE 100 Index ETF (the Fund), a series of DriveWealth ETF Trust, including the schedule of investments, as of March 31, 2024, the related statements of operations and changes in net assets for the period from April 25, 2023 (commencement of operations) to March 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the period from April 25, 2023 to March 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 25, 2023, to March 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and transfer agent of the underlying fund. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of DriveWealth ETF Trust since 2023.

Boston, Massachusetts
May 8, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

DriveWealth NYSE 100 Index ETF
Disclosure of Fund Expenses
March 31, 2024  (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During the Period
Actual Fund Return	$1,000.00	$1,067.70	0.50%	$2.58	(a)
Hypothetical 5% Annual Return	$1,000.00	$1,022.50	0.50%	$2.53	(a)

____________

(a)      The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the one-half year period).

DriveWealth NYSE 100 Index ETF
Trustees and Officers of the Trust
March 31, 2024 (Unaudited)

Trustees and Officers Information

Name, Address and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Robert S. Cortright* Year of Birth: 1957	Trustee (since 2022)	Chief Executive Officer, DriveWealth Holdings, Inc., since May 2012.	1	None
Christopher J. Quinn* Year of Birth: 1966	President (Principal Executive Officer) and Trustee (since 2022)	Vice President, DriveWealth, LLC since January 2022; Product Marketing Manager, isolved from September, 2021 to January 2022; Innovations Consultant, Northern Trust from November 2019 to September 2021.	1	None
Independent Trustees
Kirt F. Bjork Year of Birth: 1961	Trustee (since 2022)	Director of Regional Development, University of Notre Dame since August 2005.	1	None
James O. Bryant Year of Birth: 1962	Trustee (since 2022)	Retired; previously, Senior Managing Director, State Street Bank & Trust from May 1986 through April 2019.	1	None
Robert F. Smith, Jr. Year of Birth: 1964	Trustee (since 2022)	Partner, Circle Drive Associates since 1999; Partner, R F SMITH NH HOLDINGS LLC since 2014; Owner, Granite Industrial Machinery LLC from 2014 to 2022.	1	None
Caitlin Sheehan Year of Birth: 1981	Trustee (since 2022)	Director of Internal Communications, SS&C Eze since 2017.	1	None
Officers
Michael Minella Year of Birth 1971	Treasurer (Principal Financial Officer) and Chief Compliance Officer (since January 2023)	Senior Principal Consultant and Fund Chief Compliance Officer, ACA Group, LLC from 2022 to present; Fidelity Investments, Director of Audit and Risk Strategy & Planning from 2021 to 2022; Fidelity Management & Research Company, Vice President and Director of Funds’ Treasurer’s Office and Investment & Adviser Compliance from 2009 to 2021.	1	None
Christopher Yamaguchi Year of Birth 1987	Secretary (since January 2023)	General Counsel, DriveWealth, LLC since November 2017.	1	None

____________

*        Each of Christopher Quinn and Robert Cortright is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his affiliation with the Adviser and/or an affiliate of the Adviser.

DriveWealth NYSE 100 Index ETF
Additional Information
March 31, 2024 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended March 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.5%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Maximum potential qualifying dividends for fiscal period ended March 31, 2024 is $4,032.

For corporate shareholders, the maximum potential dividends qualifying for the corporate dividends received deduction for the fiscal period ended March 31, 2024 is $2,595.

Short Term Capital Gains

There were no taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C).

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund does not designate any amount as foreign taxes paid for the period ended March 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Quarterly Portfolio Schedule

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on its website at www.drivewealth.com and on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Fund’s proxy voting policies and procedures and the Fund’s proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Fund toll-free at 1-800-461-2680; and (2) on Form N-PX on the SEC’s website at www.sec.gov.

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund (including exchange-traded fund) shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.drivewealth.com.

DriveWealth NYSE 100 Index ETF
Additional Information
March 31, 2024 (Unaudited)

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-800-461-2680. Furthermore, you can obtain the SAI by accessing the Securities and Exchange Commission’s website at www. sec.gov or by accessing the Fund’s website at www.drivewealth.com.

DELIVERY OF SHAREHOLDER DOCUMENTS — HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Investment Adviser	Distributor:
Driveadvisory, LLC 15 Exchange Place, 10TH Floor Jersey City, New Jersey 07302	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Sub-Adviser	Independent Registered Public Accounting Firm
Penserra Capital Management LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Kpmg Two Financial Center Boston, MA 02111
Administrator, Transfer Agent and Custodian	Legal Counsel:
State Street Bank and Trust Company One Congress Street, Suite 1 Boston, MA 02114	K&L Gates LLP One Congress Street, Suite 2900 Boston, MA 02114

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You can find the Trust’s prospectus and other information about the Trust, including the SAI, on the Trust’s website at www.drivewealth.com or calling 1-800-461-2680.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
(b)	No disclosures are required by this Item 2(b).
(c)	The Registrant has not made any amendments to its code of ethics during the reporting period for this Form N-CSR.
(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s code of ethics during the reporting period for this Form N-CSR.
(e)	Not applicable.
(f)	A copy of the Registrant’s code of ethics is attached as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1)	The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

	(2)	The audit committee financial expert is James Bryant, who is “independent” for purposes of this Item 3 of Form N-CSR.

	(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

	Current Fiscal Year(1)	Previous Fiscal Year
(a) Audit Fees	$30,000	$0
(b) Audit-Related Fees	$0	$0
(c) Tax Fees(2)	$1,000	$0
(d) All Other Fees	$0	$0

(1) No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.

(2) The nature of the services includes tax compliance, tax advice and tax planning.

(e)	(1)	Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that all audit and non-audit services provided by the independent public accounting firm shall either be (a) pre-approved by the Committee as a whole, or (b) between meetings of the Committee by either the chairperson of the Committee, the Trust’s designated audit committee financial expert (if any) or another member of the Committee, provided that, in each case, such pre-approvals must be reported to the full Committee at its next meeting.

(2)	None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Current Fiscal Year	Previous Fiscal Year
$0	$0

(h)	The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Caitlin Sheehan, Robert Smith, James Bryant and Kirt Bjork.

(b)	Not applicable.

Item 6. Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)       Not applicable.

(b)       Not applicable.

Item 13. Exhibits.

(a)	(1)	Code of Ethics referred to in Item 2.

	(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

	(3)	Not applicable.

	(4)	Not applicable.

(b)		Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DriveWealth ETF Trust

By:	/s/ Christopher Quinn
Christopher Quinn, President (Principal Executive Officer)

Date:	May 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Quinn
Christopher Quinn, President (Principal Executive Officer)

Date:	May 9, 2024

By:	/s/ Michael Minella
Michael Minella, Treasurer (Principal Financial and Accounting Officer)

Date:	May 9, 2024